Label	Element	Value
Portfolio+ S&P 500® ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001424958_SupplementTextBlock

DIREXION SHARES ETF TRUST

PORTFOLIO+ S&P 500® ETF (PPLC)

Supplement dated February 15, 2018 to the

Summary Prospectuses, Prospectus and Statement of Additional Information (“SAI”) each dated February 15, 2018

Effective March 1, 2018, Direxion Advisors, LLC (“Direxion”), the investment adviser to the Portfolio+ S&P 500® ETF and the Portfolio+ S&P® Small Cap ETF, each a series of the Direxion Shares ETF Trust (each a “Fund” and collectively, the “Funds”), has contractually agreed to waive 0.15% of its Management Fee for each Fund through September 1, 2019. As a result, the total Management Fee charged by each Fund will be 0.30% of its average daily net assets.

In addition, pursuant to the Operating Expense Limitation Agreement described below and in the Funds’ Prospectus, Direxion has contractually agreed to waive all or a portion of its Management Fee and/or to reimburse the Funds for “Other Expenses” through September 1, 2019, to the extent that a Fund’s Total Annual Fund Operating Expenses exceed the amounts set forth in the table below:

Fund	Expense Cap (as a percentage of average daily net assets)
Portfolio+ S&P 500® ETF	0.32%
Portfolio+ S&P® Small Cap ETF	0.35%

Accordingly, as of March 1, 2018, the “Annual Fund Operating Expenses” table and corresponding “Example” appearing in the Summary Prospectus and summary section of the Prospectus for the Portfolio+ S&P 500® ETF under the heading “Fees and Expenses of the Fund” are hereby replaced with the following:

Risk/Return [Heading]	rr_RiskReturnHeading	Portfolio+ S&P 500® ETF
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Sep. 01, 2019
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example Closing [Text Block]	rr_ExpenseExampleClosingTextBlock	Please retain a copy of this Supplement with your Summary Prospectus, Prospectus and SAI.
Portfolio+ S&P 500® ETF | Portfolio+ S&P 500 (R) ETF
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	0.45%	[1]
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses of the Fund	rr_Component3OtherExpensesOverAssets	0.36%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.86%
Expense Cap/Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.49%)	[2]
Total Annual Fund Operating Expenses After Expense Cap/Reimbursement	rr_NetExpensesOverAssets	0.37%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 38
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	225
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	429
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 1,015

[1]	Direxion Advisors, LLC ("Direxion" or the "Adviser") has contractually agreed to waive 0.15% of its Management Fees through September 1, 2019, which is not subject to recoupment by the Adviser. There is no guarantee that the management fee waiver will continue after September 1, 2019. This contractual waiver may be terminated or revised at any time by the Board of Trustees.
[2]	Direxion has entered into an Operating Expense Limitation Agreement with the Fund. Under the Operating Expense Limitation Agreement, Direxion has contractually agreed to cap all or a portion of its management fee and/or reimburse the Fund for Other Expenses through September 1, 2019, to the extent that the Fund's Total Annual Fund Operating Expenses exceed 0.32% of the Fund's daily net assets (excluding, as applicable, among other expenses, taxes, swap financing and related costs, acquired fund fees and expenses, dividends or interest on short positions, other interest expenses, brokerage commissions and extraordinary expenses). Any expense waiver or reimbursement is subject to recoupment by the Adviser within the following three years only if overall expenses fall below the lesser of this percentage limitation and any percentage limitation in place at the time. This agreement may be terminated or revised at any time with the consent of the Board of Trustees.